Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding, beginning balance	3,567,485
Granted, Options	1,081,382
Exercised, Options	(794,792)	[1],[2]
Canceled, Options	(2,955)
Number of Options, Outstanding, ending balance	3,851,120	[3],[4]
Number of Options, Exercisable, ending balance	1,882,670
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price per Share, Outstanding, beginning balance	$ 12.72
Granted, Weighted Average Exercise Price per Share	$ 17.93
Exercised, Weighted Average Exercise Price per Share	$ 10.67	[1],[2]
Canceled, Weighted Average Exercise Price per Share	$ 24.68
Weighted Average Exercise Price per Share, Outstanding, ending balance	$ 14.60	[3],[4]
Weighted Average Exercise Price per Share, Exercisable, ending balance	$ 11.69
Weighted Average Remaining Contractual Term, Outstanding, ending balance	4 years 9 months 18 days	[3],[4]
Weighted Average Remaining Contractual Term, Exercisable, ending balance	5 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding, ending balance	$ 45,444	[3],[4],[5]
Aggregate Intrinsic Value, Exercisable, ending balance	$ 27,843	[5]

[1]	The total intrinsic value of options exercised was $8,467, $5,410 and $984 for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	No cash was received from option exercises for the year ended December 31, 2013. The actual tax benefit realized for the tax deductions from option exercises totaled $12,739 for the year ended December 31, 2013.
[3]	As of December 31, 2013, there was $1,585 of unrecognized compensation cost related to stock options net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.5 years
[4]	For net-settled options, gross number is reflected.
[5]	The aggregate intrinsic value represents the total intrinsic value (the aggregate difference between our closing stock price on December 31, 2013 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2013.